Employee Benefits - Schedule of Changes in Effect of Asset Ceiling (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of fair value of plan assets [line items]
Balance at beginning of the year	¥ (124,453)
Balance at end of the year	(111,362)	¥ (124,453)
Effect of asset ceiling
Disclosure of fair value of plan assets [line items]
Balance at beginning of the year	25,757
Balance at end of the year	30,953	25,757
Japan
Disclosure of fair value of plan assets [line items]
Balance at beginning of the year	24,960
Balance at end of the year	25,961	24,960
Japan | Effect of asset ceiling
Disclosure of fair value of plan assets [line items]
Balance at beginning of the year	25,757	0
Interest income	170	0
Remeasurement Changes in effect of asset ceiling	5,026	25,757
Balance at end of the year	¥ 30,953	¥ 25,757